Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

May 31, 2018

Dates Covered
Collections Period	05/01/18 - 05/31/18
Interest Accrual Period	05/15/18 - 06/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/18	160,122,384.20	17,294
Yield Supplement Overcollateralization Amount 04/30/18	2,525,442.89	0
Receivables Balance 04/30/18	162,647,827.09	17,294
Principal Payments	9,917,411.19	463
Defaulted Receivables	236,418.73	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/18	2,269,790.78	0
Pool Balance at 05/31/18	150,224,206.39	16,813

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	14.34%

Prepayment ABS Speed	1.21%

Overcollateralization Target Amount	10,110,890.72
Actual Overcollateralization	10,110,890.72

Weighted Average APR	3.74%
Weighted Average APR, Yield Adjusted	5.32%
Weighted Average Remaining Term	25.14

Delinquent Receivables:
Past Due 31-60 days	3,842,692.36	296
Past Due 61-90 days	858,329.71	61
Past Due 91-120 days	119,288.25	9
Past Due 121+ days	0.00	0
Total	4,820,310.32	366

Total 31+ Delinquent as % Ending Pool Balance	3.21%

Recoveries	185,723.67

Aggregate Net Losses/(Gains) - May 2018	50,695.06

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.37%
Prior Net Losses Ratio	0.57%
Second Prior Net Losses Ratio	0.78%
Third Prior Net Losses Ratio	0.22%
Four Month Average	0.49%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.63%

Flow of Funds	$ Amount

Collections	10,595,068.94
Advances	(632.83)
Investment Earnings on Cash Accounts	17,685.00
Servicing Fee	(135,539.86)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,476,581.25

Distributions of Available Funds
(1) Class A Interest	171,237.42
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,898,177.81
(7) Distribution to Certificateholders	373,479.77
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,476,581.25

Servicing Fee	135,539.86
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 05/15/18	150,011,493.48
Principal Paid	9,898,177.81
Note Balance @ 06/15/18	140,113,315.67

Class A-1
Note Balance @ 05/15/18	0.00
Principal Paid	0.00
Note Balance @ 06/15/18	0.00
Note Factor @ 06/15/18	0.0000000%

Class A-2a
Note Balance @ 05/15/18	0.00
Principal Paid	0.00
Note Balance @ 06/15/18	0.00
Note Factor @ 06/15/18	0.0000000%

Class A-2b
Note Balance @ 05/15/18	0.00
Principal Paid	0.00
Note Balance @ 06/15/18	0.00
Note Factor @ 06/15/18	0.0000000%

Class A-3
Note Balance @ 05/15/18	21,681,493.48
Principal Paid	9,898,177.81
Note Balance @ 06/15/18	11,783,315.67
Note Factor @ 06/15/18	3.3286202%

Class A-4
Note Balance @ 05/15/18	107,600,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	107,600,000.00
Note Factor @ 06/15/18	100.0000000%

Class B
Note Balance @ 05/15/18	20,730,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	20,730,000.00
Note Factor @ 06/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	204,923.67
Total Principal Paid	9,898,177.81
Total Paid	10,103,101.48

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.91871%
Coupon	2.14871%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	20,597.42
Principal Paid	9,898,177.81
Total Paid to A-3 Holders	9,918,775.23

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2073434
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.0150535
Total Distribution Amount	10.2223969

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0581848
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	27.9609543
Total A-3 Distribution Amount	28.0191391

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/18	37,586.83
Balance as of 05/31/18	36,954.00
Change	(632.83)

Reserve Account
Balance as of 05/15/18	2,527,722.68
Investment Earnings	3,536.43
Investment Earnings Paid	(3,536.43)
Deposit/(Withdrawal)	-
Balance as of 06/15/18	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68